                                                           [Logo]  Tax Free
                                                                   Fund of
                                                                   Vermont



Vermont Fund Advisors, Inc.
128 Merchants Row
Rutland, Vermont 05701
1-800-675-3333



                                                                   SEMI-ANNUAL
                                                                   REPORT TO
                                                                   SHAREHOLDERS
                                                                   June 30, 1998


                               [Graphic Omitted]

                                                                   June 30, 1998

To the Shareholders of
Tax Free Fund of Vermont:

During the first six months of 1998, your Fund continued its excellent performance in a period of increasing uncertainty in the equity markets. During this period, interest rates on tax exempt bonds decreased slightly while the bonds increased in value. Principal contributors to the Fund's excellent performance included a reduction of the Fund's expense ratio as well as the judicious management of the portfolio to improve performance. These efforts were rewarded as investors increased the Fund from $7.9 million to $9.0 million during the first half of 1998. The Fund's net asset value remained very stable during this period, changing from $10.29 on December 31, 1997 to $10.27 on June 30, 1998.

The Fund has increased the diversity of its holdings and maintained the credit quality of the bonds in the Fund's investment grade portfolio. As of June 30, 1998, the Fund's portfolio included securities of 26 different tax-exempt issuers. The credit quality of the Fund's portfolio as of June 30, 1998 was as follows:

           Rating                                        Percent of
          Category                                    Portfolio Assets
          --------                                    ----------------
          AAA                                               5.0%
          AA                                                5.4%
          A                                                34.2%
          BBB or equivalent                                55.4%

The Fund paid dividends totalling 23.0 cents per share during the first six months of 1998.

The Tax Free Fund of Vermont offers Vermont residents a no load tax free mutual fund that earns income free of both federal and Vermont income taxes. We encourage you to call us toll-free or visit our office to discuss any aspect of the Fund's management or operation. In addition, your suggestions, comments and advice are always welcomed. Thank you again for your confidence, investment in and support of the Fund.

                                      Yours truly,

                                  /s/ John T. Pearson

                                      John T. Pearson
                                      President

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
TAX FREE FUND OF VERMONT, INC.

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998
UNAUDITED

MUNICIPAL BONDS (93.1%)                                         MATURITY       PRINCIPAL        MARKET
                                                RATE              DATE           AMOUNT         VALUE
                                                ----            --------       ---------      ----------
VERMONT (80.1%)
Vermont Municipal Bond Bank 1996 Series 1
    (Insured) ................................  6.0%            12/01/26        $100,000      $  108,000
Vermont Municipal Bond Bank 1995 Series 2
    Refunding (Insured) ......................  5.5%            12/01/22         100,000         102,265
Vermont Educational and Health Buildings
    Agency 1991 Revenue Bond (FHA Insured)
    (Helen Porter Nursing Home Project)         7.1%            02/01/31         275,000         294,594
Vermont Educational and Health Buildings
    Financing Agency 1996 Revenue Bond (St.
    Michael's College Project) ...............  5.9%            04/01/11         150,000         160,875
Vermont Educational and Health Buildings
    Financing Agency 1993 Revenue Bond
    (Medical Center Hospital Project) ........  6.0%            09/01/22         550,000         590,562
Vermont Educational and Health Buildings
    Financing Agency 1992 Revenue Bond
    (Middlebury College Project) .............  6.0%            11/01/22         100,000         107,375
Vermont Educational and Health Buildings
    Financing Agency 1996 Revenue Bond
    (Middlebury College Project) .............  5.375%          11/01/26         100,000         101,375
Vermont Educational and Health Buildings
    Financing Agency 1996 Revenue Bond
    (Norwich University Project) .............  6.0%            09/01/13         105,000         110,119
Vermont Educational and Health Buildings
    Financing Agency 1998 Revenue Bond
    (Norwich University Project) .............  5.5%            07/01/21         110,000         110,000
Vermont Educational and Health Buildings
    Financing Agency 1994 Revenue Bond (St.
    Johnsbury Academy Project) ...............  7.15%           04/15/14       1,145,000       1,238,031
Vermont Educational and Health Buildings
    Financing Agency 1994 Revenue Bond (St.
    Johnsbury Academy Project) ...............  7.375%          04/15/24         325,000         353,844
Vermont Educational and Health Buildings
    Financing Agency 1993 Revenue Bond
    (Champlain College Project) ..............  6.0%            10/01/13         260,000         273,975
Vermont Educational and Health Buildings
    Financing Agency 1994 Revenue Bond
    (Landmark College Project) ...............  7.15%           11/01/14         500,000         565,000
Vermont Educational and Health Buildings
    Financing Agency 1996 Revenue Bond (Lyndon
    Institute Project) .......................  6.6%            12/01/14         335,000         364,731
Vermont Educational and Health Buildings
    Financing Agency 1996 Revenue Bond
    (Northwestern Medical Center Project) ....  6.25%           09/01/18         530,000         557,825
Vermont Housing Finance Agency Single Family
    Mortgage-Backed Bond, 1990 Series 2 ......  7.3%            05/01/05         285,000         299,963
Vermont Housing Finance Agency Single Family
    Mortgage-Backed Bond, 1989 Series A ......  7.85%           12/01/29         265,000         274,103
Vermont Housing Finance Agency Single Family
    Mortgage-Backed Bond, 1990 Series 1 ......  8.15%           05/01/25         185,000         192,631
Vermont Housing Finance Agency Single Family
    Mortgage-Backed Bond, 1992 Series 4 ......  6.4%            11/01/25         670,000         715,225
Vermont Housing Finance Agency Multi-Family
    Mortgage-Backed Bond, 1995 Multi Family ..  6.15%           02/15/14         100,000         107,875
Vermont Housing Finance Agency Multi-Family
    Mortgage-Backed Bond, 1977 Series 1 ......  6.5%            02/15/17          70,000          70,350
Vermont Housing Finance Agency Single Family
    Mortgage-Backed Bond, 1994 Series 5 ......  6.875%          11/01/16         100,000         108,875
Vermont Student Assistance Corporation, 1992
    Series B Revenue Bond ....................  6.7%            12/15/12         395,000         429,563
                                                                                              ----------
    TOTAL VERMONT BONDS ......................                                                 7,237,515
                                                                                              ----------

PUERTO RICO (7.7%)
Puerto Rico Electric Power Authority, 1998
    Series Revenue Bond ......................  4.5%            07/01/18         250,000         233,438
Puerto Rico Industrial, Medical and
    Environmental Authority, 1997 (Ryder
    Hospital Series) Revenue Bond ............  6.6%            05/01/14         425,000         462,188
                                                                                              ----------
    TOTAL PUERTO RICO BONDS ..................                                                   695,625
                                                                                              ----------

U. S. VIRGIN ISLANDS (5.3%)
U.S. Virgin Islands Public Finance Authority,
    1992 Series A Revenue Bond ...............  7.25%           10/01/18         425,000         485,031
                                                                                              ----------
    TOTAL U. S. VIRGIN ISLANDS BONDS  ........                                                   485,031
                                                                                              ----------
    TOTAL INVESTMENTS IN SECURITIES
      (COST $8,181,547) (93.1%) (1) ..........                                                 8,418,172
    OTHER ASSETS AND LIABILITIES, NET (6.9%) .                                                   621,348
                                                                                              ----------
    NET ASSETS - 100% ........................                                                $9,039,520
                                                                                              ==========
(1) The cost of investments for federal income tax purposes amounted to
    $8,134,711. Gross unrealized appreciation and depreciation of investments based on identified tax cost at June 30, 1998 are as follows:

    Gross unrealized appreciation ......................................................      $  297,384
    Gross unrealized depreciation ......................................................         (13,923)
                                                                                              ----------
    Net unrealized appreciation ........................................................      $  283,461
                                                                                              ==========

                              See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
UNAUDITED

ASSETS
------
Investments in securities at market value (identified cost $8,181,547) (Note 1-A) .......         $8,418,172
Cash ....................................................................................             67,789
Interest Receivable .....................................................................            107,357
Bonds Sold Receivable ...................................................................            385,415
Prepaid Expenses and Other Assets .......................................................             59,844
                                                                                                  ----------
    TOTAL ASSETS ........................................................................          9,038,577
                                                                                                   ---------
LIABILITIES
-----------
Accrued expenses ........................................................................               (943)
                                                                                                  ----------
    TOTAL LIABILITIES ...................................................................               (943)
                                                                                                  ----------
NET ASSETS
----------
  (Applicable to 879,827 shares outstanding, $.01 par value, 10,000,000 shares
    authorized) .........................................................................         $9,039,520
                                                                                                  ==========
NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
--------------------------------------------------------
  ($9,039,520 / 879,827) ................................................................             $10.27
                                                                                                      ======
NET ASSETS
----------
At June 30, 1998, net assets consisted of:
  Paid-in capital .......................................................................         $8,749,946
  Accumulated net realized gain on investments ..........................................              6,113
  Unrealized appreciation of investments ................................................            283,461
                                                                                                  ----------
                                                                                                  $9,039,520
                                                                                                  ==========

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
UNAUDITED

INVESTMENT INCOME
-----------------
  INCOME
    Interest ............................................................................           $243,857
                                                                                                    --------
  EXPENSES
    Investment advisory fees (Note 4) ...................................................             29,272
    Audit and legal fees ................................................................              5,489
    Insurance ...........................................................................              4,409
    Printing and postage ................................................................              8,074
    Administrative and shareholder services (Note 4) ....................................              4,324
    Custody fees ........................................................................              1,327
    Portfolio pricing costs .............................................................              1,616
    Registration fees ...................................................................                519
    Directors fees and expenses .........................................................                 84
    Other ...............................................................................                289
                                                                                                    --------
    TOTAL EXPENSES ......................................................................             54,403
                                                                                                    --------
      NET INVESTMENT INCOME .............................................................            188,454
                                                                                                    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
    Net realized loss on investments sold ...............................................            (12,985)
    Net change in unrealized appreciation ...............................................             (2,325)
                                                                                                    --------
        NET LOSS ON INVESTMENTS .........................................................            (15,310)
                                                                                                    --------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................           $173,144
                                                                                                    ========

                              See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1998
UNAUDITED

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------
  Net investment income .................................................................         $  188,454
  Net realized gain (loss) on investments ...............................................            (12,985)
  Net change in unrealized appreciation .................................................             (2,325)
                                                                                                  ----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................            173,144
  DISTRIBUTIONS TO SHAREHOLDERS FROM
  ----------------------------------
    Net investment income ...............................................................           (188,454)
  CAPITAL SHARE TRANSACTIONS (Note 3)
  -----------------------------------
    Increase in net assets resulting from capital share transactions ....................          1,175,668
                                                                                                  ----------
      Total increase in net assets ......................................................          1,160,358
NET ASSETS
----------
  Beginning of period ...................................................................          7,879,162
                                                                                                  ----------
  End of period .........................................................................         $9,039,520
                                                                                                  ==========

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                    JANUARY 1, 1998              YEAR ENDED
                                                                           TO                   DECEMBER 31,
                                                                     JUNE 30, 1998                  1997
                                                                     -------------              ------------

NET ASSET VALUE
BEGINNING OF PERIOD ...............................................      $10.29                    $ 9.97
                                                                         ------                    ------
  INCOME FROM INVESTMENT OPERATIONS
    Net investment income .........................................         .23                       .43
    Net gain (loss) on securities (both realized and unrealized) ..        (.02)                      .32
                                                                         ------                    ------
    TOTAL FROM INVESTMENT OPERATIONS ..............................         .21                       .75
                                                                         ------                    ------
  LESS DISTRIBUTIONS
    Dividends from net investment income ..........................        (.23)                     (.43)
                                                                         ------                    ------
  END OF PERIOD ...................................................      $10.27                    $10.29
                                                                         ======                    ======
TOTAL RETURN ......................................................        4.09%(1)                  7.74%
------------
RATIOS/SUPPLEMENTAL DATA
------------------------
  NET ASSETS AT END OF PERIOD (000'S) .............................      $9,040                    $7,879
  RATIO OF EXPENSES TO AVERAGE NET ASSETS .........................        1.31%(1)                  1.72%
  RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS ............        4.46%(1)                  4.26%
PORTFOLIO TURNOVER ................................................          17%                       60%
------------------

(1) Annualized

                              See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
UNAUDITED

(1) Summary of Significant Accounting Policies
    ------------------------------------------
The Tax Free Fund of Vermont, Inc. (the "Fund") was incorporated under the laws of the State of Vermont on May 20, 1991. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end investment company. The Fund's investment goal is to seek the highest level of current income exempt from Federal and Vermont income taxes for shareholders as is consistent with the prudent investment management of the principal invested by shareholders.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   (A) Security Valuation
       ------------------
       Portfolio securities are valued by an independent pricing service using market quotations, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors.

   (B) Security Transactions and Investment Income
       -------------------------------------------
       Security transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Bond premiums and discounts are amortized/ accreted as required by the Internal Revenue Code.

   (C) Income Taxes
       ------------
       It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution of all taxable income to the Fund's shareholders. Therefore, no Federal income tax provision is required. By qualifying as a "regulated investment company" for Federal income tax purposes, the Fund is not subject to Vermont income taxes on net income and net capital gains, if any, that are distributed to the Fund's shareholders. Dividends paid by the Fund to share-holders which qualify as "exempt interest dividends" for Federal income tax purposes are also excludable from shareholders' gross income for Vermont state income tax purposes so long as the total assets of the Fund are invested in Vermont Municipal Bonds and Other Municipal Bonds as defined in the prospectus. The Fund intends to avoid excise tax liability by making the required distributions under the Internal Revenue Code.

   (D) Distributions to Shareholders
       -----------------------------
       The Fund intends to declare daily and distribute monthly to its shareholders dividends from net investment income and to declare and distribute annually net realized long-term capital gains, if any. Each distribution will be made in shares or, at the option of the shareholder, in cash.

   (E) Use of Estimates
       ----------------
       In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Purchases and Sales of Securities
    ---------------------------------
Realized gains and losses are recorded on the specific identification method. Costs of purchases and proceeds from sales of securities for the Fund for the six months ended June 30, 1997 aggregated $2,867,020 and $2,971,488, respectively.

(3) Capital Share Transactions
    --------------------------
Transactions in shares of the Fund for the six months ended June 30, 1996 were as follows:

                                                      Shares        Amount
                                                      ------       ---------
Shares sold .......................................  125,605      $1,292,625
Shares issued in reinvestment of dividends ........   13,034         133,970
Shares redeemed ...................................  (24,484)       (251,818)
                                                     -------      ----------
NET INCREASE ......................................  114,155      $1,119,184
                                                     =======      ==========

(4) Investment Advisory Fee and Other Transactions with Affiliates
    --------------------------------------------------------------
As compensation for its management services, the Fund has agreed to pay Vermont Fund Advisors, Inc. (the "ADVISOR") a fee computed at the annual rate of .7% (seven-tenths of 1 percent) of average daily net asset value. However, the Advisor may voluntarily waive or refund investment advisory fees payable to it under the Advisory Agreement and assume and pay or otherwise reimburse the Fund for other operating expenses to whatever extent deemed necessary and appropriate. There was no reimbursement made by the Advisor for the six months ended June 30, 1998.

In addition, the Fund has entered into an Administrative Services Agreement with the Advisor. The Agreement provides for a fee computed at a rate of .08% (eight-one hundredths of 1 percent) on the average daily net asset value of the Fund to be paid for administrative services received by the Fund. For the six months ended June 30, 1998, administrative services fees paid by the Fund totaled $3,345.

The president, director and sole shareholder of the Advisor also serves as president and as a director of the Fund. Officers of the Fund receive no compensation directly from the Fund. The directors of the Fund were paid $700 in fees for the six months ended June 30, 1998.

(5) Concentration of Credit Risk
    ----------------------------
The Fund invests a substantial portion of its investments in debt obligations issued by the State of Vermont and its political sub-divisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Vermont municipal securities than is a fund that is not concentrated in these issuers to the same extent.